UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series 1000 Value Index Fund

April 30, 2016

XS6-QTLY-0616
1.967968.102

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.3%
Gentex Corp.	25,688	$412,036
Johnson Controls, Inc.	88,453	3,661,954
Lear Corp.	3,028	348,614
The Goodyear Tire & Rubber Co.	46,508	1,347,337
		5,769,941
Automobiles - 1.1%
Ford Motor Co.	675,015	9,153,203
General Motors Co.	277,977	8,839,669
Harley-Davidson, Inc. (a)	15,115	722,950
		18,715,822
Distributors - 0.0%
Genuine Parts Co.	1,887	181,095
Diversified Consumer Services - 0.0%
Graham Holdings Co.	608	289,736
H&R Block, Inc.	2,675	54,142
		343,878
Hotels, Restaurants & Leisure - 0.5%
ARAMARK Holdings Corp.	2,869	96,140
Carnival Corp. unit	69,530	3,410,447
Darden Restaurants, Inc. (a)	17,576	1,094,106
Hyatt Hotels Corp. Class A (b)	5,604	268,320
International Game Technology PLC	5,389	93,445
MGM Mirage, Inc. (b)	71,268	1,518,008
Norwegian Cruise Line Holdings Ltd. (b)	1,860	90,935
Royal Caribbean Cruises Ltd. (a)	29,701	2,298,857
Wendy's Co.	35,637	387,018
Wynn Resorts Ltd. (a)	1,631	144,017
		9,401,293
Household Durables - 0.5%
D.R. Horton, Inc.	33,556	1,008,693
Garmin Ltd.	20,613	878,732
Lennar Corp.:
Class A	18,439	835,471
Class B	1,026	36,895
Mohawk Industries, Inc. (b)	3,211	618,535
Newell Brands, Inc.	23,242	1,058,441
PulteGroup, Inc.	58,775	1,080,872
Toll Brothers, Inc. (b)	19,970	545,181
Tupperware Brands Corp.	472	27,409
Whirlpool Corp.	12,510	2,178,491
		8,268,720
Internet & Catalog Retail - 0.1%
Expedia, Inc.	2,331	269,860
Liberty Interactive Corp. QVC Group Series A (b)	46,619	1,221,418
		1,491,278
Leisure Products - 0.2%
Brunswick Corp.	4,202	201,822
Hasbro, Inc.	3,637	307,836
Mattel, Inc.	58,433	1,816,682
Vista Outdoor, Inc. (b)	9,710	465,886
		2,792,226
Media - 1.2%
Cable One, Inc.	607	278,589
Cablevision Systems Corp. - NY Group Class A	30,227	1,009,280
Clear Channel Outdoor Holding, Inc. Class A	3,880	19,827
Comcast Corp. Class A	42,079	2,556,720
Discovery Communications, Inc.:
Class A (a)(b)	2,547	69,559
Class C (non-vtg.) (b)	3,880	103,906
DISH Network Corp. Class A (b)	12,383	610,358
Gannett Co., Inc.	19,796	333,563
John Wiley & Sons, Inc. Class A	8,084	400,886
Liberty Broadband Corp.:
Class A (b)	4,496	257,711
Class C (b)	11,242	643,605
Liberty Media Corp.:
Liberty Braves Class A (b)	1,831	28,637
Liberty Braves Class C (b)	3,491	52,086
Liberty Media Class A (b)	4,578	83,777
Liberty Media Class C (b)	8,728	157,104
Liberty SiriusXM Class A (b)	18,312	600,084
Liberty SiriusXM Class C (b)	34,913	1,117,914
News Corp.:
Class A	65,534	813,932
Class B	20,958	271,616
Tegna, Inc.	39,573	924,425
Thomson Reuters Corp.	56,723	2,334,563
Time Warner, Inc.	69,149	5,195,856
Tribune Media Co. Class A	14,071	542,437
Twenty-First Century Fox, Inc.:
Class A	61,952	1,874,668
Class B	27,257	820,981
		21,102,084
Multiline Retail - 0.6%
Dillard's, Inc. Class A	3,271	230,442
JC Penney Corp., Inc. (a)(b)	53,236	494,030
Kohl's Corp. (a)	32,679	1,447,680
Macy's, Inc.	15,286	605,173
Sears Holdings Corp. (b)	2,081	34,076
Target Corp.	95,131	7,562,915
		10,374,316
Specialty Retail - 0.4%
Aarons, Inc. Class A	9,547	250,227
Armstrong Flooring, Inc. (b)	1,276	18,579
Best Buy Co., Inc. (a)	48,022	1,540,546
Cabela's, Inc. Class A (b)	7,555	393,993
CST Brands, Inc.	2,352	88,835
Dick's Sporting Goods, Inc.	4,996	231,515
DSW, Inc. Class A	10,533	258,796
Foot Locker, Inc.	3,295	202,445
GameStop Corp. Class A (a)	18,699	613,327
Murphy U.S.A., Inc. (b)	6,830	392,179
Office Depot, Inc.(b)	78,607	462,209
Penske Automotive Group, Inc.	4,652	182,033
Staples, Inc.	110,239	1,124,438
Tiffany & Co., Inc.	4,850	346,048
		6,105,170
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	41,009	1,651,432
Fossil Group, Inc. (b)	1,345	54,473
PVH Corp.	14,229	1,360,292
Ralph Lauren Corp. (a)	9,863	919,330
		3,985,527

TOTAL CONSUMER DISCRETIONARY		88,531,350

CONSUMER STAPLES - 7.1%
Beverages - 0.2%
Brown-Forman Corp.:
Class A	336	34,847
Class B (non-vtg.)	1,429	137,641
Molson Coors Brewing Co. Class B	27,241	2,605,057
		2,777,545
Food & Staples Retailing - 1.9%
CVS Health Corp.	14,236	1,430,718
Manitowoc Foodservice, Inc. (b)	23,760	356,638
Rite Aid Corp. (b)	70,027	563,717
Sysco Corp.	70,594	3,252,266
Wal-Mart Stores, Inc.	273,279	18,274,167
Walgreens Boots Alliance, Inc.	126,217	10,006,484
Whole Foods Market, Inc.	4,816	140,049
		34,024,039
Food Products - 1.7%
Archer Daniels Midland Co.	101,422	4,050,795
Blue Buffalo Pet Products, Inc. (a)(b)	2,416	59,820
Bunge Ltd.	24,746	1,546,625
Campbell Soup Co.	12,445	767,981
ConAgra Foods, Inc.	63,746	2,840,522
Flowers Foods, Inc.	3,318	63,573
Ingredion, Inc.	10,779	1,240,555
Kellogg Co.	4,361	334,968
Mondelez International, Inc.	281,415	12,089,588
Pilgrim's Pride Corp. (a)	9,887	266,059
Pinnacle Foods, Inc.	20,320	865,429
The J.M. Smucker Co.	20,632	2,619,851
Tyson Foods, Inc. Class A	48,383	3,184,569
		29,930,335
Household Products - 2.4%
Clorox Co.	4,738	593,340
Colgate-Palmolive Co.	19,191	1,361,026
Energizer Holdings, Inc.	10,854	472,040
Kimberly-Clark Corp.	12,972	1,623,965
Procter & Gamble Co.	469,539	37,619,465
		41,669,836
Personal Products - 0.1%
Avon Products, Inc.	75,912	357,546
Edgewell Personal Care Co. (b)	10,850	890,460
Herbalife Ltd. (b)	1,879	108,888
Nu Skin Enterprises, Inc. Class A	8,083	329,544
		1,686,438
Tobacco - 0.8%
Altria Group, Inc.	20,222	1,268,122
Philip Morris International, Inc.	134,697	13,216,470
		14,484,592

TOTAL CONSUMER STAPLES		124,572,785

ENERGY - 13.6%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	75,100	3,631,836
Diamond Offshore Drilling, Inc. (a)	11,156	270,645
Dril-Quip, Inc. (b)	6,800	440,776
Ensco PLC Class A	51,768	619,145
FMC Technologies, Inc. (b)	14,067	428,903
Frank's International NV (a)	6,055	100,816
Halliburton Co.	147,056	6,074,883
Helmerich & Payne, Inc.	16,512	1,091,773
Nabors Industries Ltd.	49,151	481,680
National Oilwell Varco, Inc. (a)	66,945	2,412,698
Noble Corp.	42,217	474,097
Oceaneering International, Inc.	14,218	521,090
Patterson-UTI Energy, Inc.	25,623	506,054
Rowan Companies PLC	21,776	409,607
RPC, Inc. (a)	8,781	132,769
Schlumberger Ltd.	216,853	17,421,970
Seadrill Ltd. (b)	65,212	311,713
Superior Energy Services, Inc.	26,263	442,794
Weatherford International Ltd. (b)	154,215	1,253,768
		37,027,017
Oil, Gas & Consumable Fuels - 11.5%
Anadarko Petroleum Corp.	87,786	4,631,589
Antero Resources Corp. (b)	12,154	343,958
Apache Corp.	65,146	3,543,942
California Resources Corp.	67,478	148,452
Cheniere Energy, Inc. (b)	40,825	1,587,276
Chesapeake Energy Corp. (a)	102,346	703,117
Chevron Corp.	325,370	33,246,307
Cimarex Energy Co.	16,297	1,774,417
Cobalt International Energy, Inc. (b)	64,027	206,807
Columbia Pipeline Group, Inc.	69,086	1,769,983
Concho Resources, Inc. (b)	22,311	2,591,869
ConocoPhillips Co.	213,243	10,190,883
CONSOL Energy, Inc.	39,924	600,856
Continental Resources, Inc. (a)(b)	9,984	372,004
CVR Energy, Inc. (a)	1,795	43,583
Denbury Resources, Inc. (a)	62,288	240,432
Devon Energy Corp.	82,907	2,875,215
Diamondback Energy, Inc. (a)	12,284	1,063,549
Energen Corp.	16,523	702,062
EOG Resources, Inc.	86,712	7,164,145
EP Energy Corp. (b)	5,943	29,180
EQT Corp.	26,275	1,841,878
Exxon Mobil Corp.	723,447	63,952,712
Golar LNG Ltd. (a)	15,691	260,157
Gulfport Energy Corp. (b)	21,866	684,406
Hess Corp.	47,698	2,843,755
HollyFrontier Corp.	27,150	966,540
Kinder Morgan, Inc.	308,760	5,483,578
Kosmos Energy Ltd. (b)	27,532	178,407
Laredo Petroleum, Inc. (a)(b)	21,495	261,809
Marathon Oil Corp.	145,739	2,053,463
Marathon Petroleum Corp.	86,878	3,395,192
Murphy Oil Corp.	30,685	1,096,682
Newfield Exploration Co. (b)	34,117	1,236,741
Noble Energy, Inc.	73,999	2,672,104
Occidental Petroleum Corp.	132,848	10,182,799
ONEOK, Inc.	20,035	724,265
PBF Energy, Inc. Class A	16,871	542,909
Phillips 66 Co.	93,716	7,695,021
Pioneer Natural Resources Co.	27,923	4,638,010
QEP Resources, Inc.	37,468	671,801
Range Resources Corp. (a)	27,460	1,211,261
Rice Energy, Inc. (b)	14,307	247,654
SM Energy Co.	11,700	364,572
Southwestern Energy Co. (a)(b)	67,093	901,059
Spectra Energy Corp.	115,979	3,626,663
Targa Resources Corp.	14,340	580,196
Teekay Corp.	4,998	55,978
Tesoro Corp.	20,405	1,626,074
Valero Energy Corp.	83,282	4,902,811
Whiting Petroleum Corp. (a)(b)	35,621	427,452
World Fuel Services Corp.	10,315	482,020
WPX Energy, Inc. (b)	40,681	392,978
		200,030,573

TOTAL ENERGY		237,057,590

FINANCIALS - 28.6%
Banks - 10.7%
Associated Banc-Corp.	26,662	486,315
Bank of America Corp.	1,816,923	26,454,399
Bank of Hawaii Corp.	7,613	520,805
BankUnited, Inc.	18,004	621,138
BB&T Corp.	139,245	4,926,488
BOK Financial Corp. (a)	4,920	296,086
CIT Group, Inc.	30,367	1,049,787
Citigroup, Inc.	525,049	24,299,268
Citizens Financial Group, Inc.	53,528	1,223,115
Comerica, Inc.	30,610	1,359,084
Commerce Bancshares, Inc.	15,091	706,561
Cullen/Frost Bankers, Inc. (a)	9,461	605,409
East West Bancorp, Inc.	25,091	940,662
Fifth Third Bancorp	139,331	2,551,151
First Horizon National Corp.	40,808	574,577
First Niagara Financial Group, Inc.	61,739	651,964
First Republic Bank	24,557	1,726,848
Huntington Bancshares, Inc.	139,103	1,399,376
JPMorgan Chase & Co.	642,194	40,586,661
KeyCorp	145,665	1,790,223
M&T Bank Corp.	27,531	3,257,468
PacWest Bancorp	19,498	779,530
Peoples United Financial, Inc.	53,932	835,946
PNC Financial Services Group, Inc.	89,516	7,857,714
Popular, Inc.	18,068	536,981
Regions Financial Corp.	230,707	2,164,032
Signature Bank (b)	734	101,167
SunTrust Banks, Inc.	89,174	3,722,123
SVB Financial Group (b)	3,327	346,940
Synovus Financial Corp.	22,058	687,327
TCF Financial Corp.	29,523	402,694
U.S. Bancorp	290,083	12,383,643
Wells Fargo & Co.	806,318	40,299,774
Zions Bancorporation	35,425	974,896
		187,120,152
Capital Markets - 2.8%
Ameriprise Financial, Inc.	4,908	470,677
Bank of New York Mellon Corp.	173,119	6,966,309
BlackRock, Inc. Class A	14,828	5,283,661
Charles Schwab Corp.	58,083	1,650,138
E*TRADE Financial Corp. (b)	49,766	1,253,108
Franklin Resources, Inc.	66,963	2,500,398
Goldman Sachs Group, Inc.	74,714	12,261,315
Interactive Brokers Group, Inc.	9,176	348,688
Invesco Ltd.	64,831	2,010,409
Legg Mason, Inc.	11,478	368,559
Morgan Stanley	264,927	7,168,925
Northern Trust Corp.	40,317	2,865,732
Raymond James Financial, Inc.	22,006	1,148,053
State Street Corp.	71,164	4,433,517
TD Ameritrade Holding Corp.	6,871	204,962
Waddell & Reed Financial, Inc. Class A	916	18,631
		48,953,082
Consumer Finance - 1.5%
Ally Financial, Inc. (a)(b)	76,495	1,362,376
American Express Co.	114,368	7,483,098
Capital One Financial Corp.	89,719	6,494,758
Discover Financial Services	71,546	4,025,893
Navient Corp.	59,827	817,835
OneMain Holdings, Inc. (b)	9,100	289,562
Santander Consumer U.S.A. Holdings, Inc. (b)	14,559	191,742
SLM Corp. (b)	5,970	40,417
Synchrony Financial (b)	144,114	4,405,565
		25,111,246
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (b)	301,101	43,804,173
Broadcom Ltd.	19,395	2,826,821
CME Group, Inc.	55,459	5,097,237
IntercontinentalExchange, Inc.	13,030	3,127,591
Leucadia National Corp.	49,602	827,361
The NASDAQ OMX Group, Inc.	19,970	1,232,349
Voya Financial, Inc.	34,686	1,126,254
		58,041,786
Insurance - 5.3%
AFLAC, Inc.	75,152	5,183,233
Alleghany Corp. (b)	2,744	1,430,392
Allied World Assurance Co. Holdings AG	15,764	560,883
Allstate Corp.	66,950	4,355,098
American Financial Group, Inc.	12,028	831,255
American International Group, Inc.	198,953	11,105,556
American National Insurance Co.	1,264	146,776
AmTrust Financial Services, Inc.	13,489	335,202
Arch Capital Group Ltd. (b)	21,283	1,500,239
Arthur J. Gallagher & Co.	13,051	600,868
Aspen Insurance Holdings Ltd.	10,760	498,726
Assurant, Inc.	10,953	926,295
Assured Guaranty Ltd.	24,575	635,755
Axis Capital Holdings Ltd.	16,559	882,098
Brown & Brown, Inc.	20,155	707,642
Chubb Ltd.	80,520	9,490,087
Cincinnati Financial Corp.	28,443	1,877,522
CNA Financial Corp.	4,616	145,866
Endurance Specialty Holdings Ltd.	10,833	693,095
Everest Re Group Ltd.	7,644	1,413,376
FNF Group	48,312	1,541,153
Genworth Financial, Inc. Class A (b)	86,815	297,775
Hanover Insurance Group, Inc.	7,725	662,496
Hartford Financial Services Group, Inc.	68,488	3,039,497
Lincoln National Corp.	41,133	1,787,229
Loews Corp.	48,645	1,930,234
Markel Corp. (b)	2,157	1,939,380
Marsh & McLennan Companies, Inc.	37,402	2,361,936
Mercury General Corp.	4,692	248,207
MetLife, Inc.	162,015	7,306,877
Old Republic International Corp.	45,569	842,571
Pricoa Global Funding I	78,247	6,075,097
Principal Financial Group, Inc.	50,648	2,161,657
ProAssurance Corp.	9,613	458,828
Progressive Corp.	101,608	3,312,421
Reinsurance Group of America, Inc.	11,547	1,099,505
RenaissanceRe Holdings Ltd.	7,530	835,152
The Travelers Companies, Inc.	51,106	5,616,549
Torchmark Corp.	21,480	1,243,477
Unum Group	42,924	1,468,430
Validus Holdings Ltd.	14,730	678,906
W.R. Berkley Corp.	16,974	950,544
White Mountains Insurance Group Ltd.	990	821,700
XL Group PLC Class A	52,892	1,731,155
		91,730,740
Real Estate Investment Trusts - 4.8%
Alexandria Real Estate Equities, Inc.	12,303	1,143,564
American Campus Communities, Inc.	22,733	1,017,302
American Capital Agency Corp.	58,018	1,065,791
American Homes 4 Rent Class A	35,096	555,219
Annaly Capital Management, Inc. (a)	163,004	1,698,502
Apartment Investment & Management Co. Class A	26,727	1,070,684
Apple Hospitality (REIT), Inc. (a)	30,488	577,138
AvalonBay Communities, Inc.	22,860	4,041,419
Boston Properties, Inc.	2,327	299,857
Brandywine Realty Trust (SBI)	31,423	469,774
Brixmor Property Group, Inc.	30,173	761,868
Camden Property Trust (SBI)	14,888	1,201,908
Care Capital Properties, Inc.	14,440	385,115
CBL & Associates Properties, Inc.	29,170	340,706
Chimera Investment Corp.	33,215	471,653
Columbia Property Trust, Inc.	19,183	427,781
Communications Sales & Leasing, Inc.	21,055	489,108
Corporate Office Properties Trust (SBI)	16,514	424,080
Corrections Corp. of America	20,331	618,469
DDR Corp.	52,862	925,085
Digital Realty Trust, Inc.	10,876	956,870
Douglas Emmett, Inc.	25,419	824,847
Duke Realty LP	58,841	1,286,853
Empire State Realty Trust, Inc.	10,323	191,079
Equity Commonwealth (b)	22,655	632,301
Equity Residential (SBI)	62,936	4,284,054
Essex Property Trust, Inc.	11,270	2,484,472
Forest City Realty Trust, Inc.	38,078	791,261
Four Corners Property Trust, Inc.	8,365	148,479
Gaming & Leisure Properties	15,093	494,899
General Growth Properties, Inc.	99,788	2,797,058
HCP, Inc.	79,794	2,699,431
Healthcare Trust of America, Inc.	20,770	600,045
Hospitality Properties Trust (SBI)	26,098	667,848
Host Hotels & Resorts, Inc.	130,716	2,067,927
Iron Mountain, Inc. (a)	27,642	1,009,762
Kilroy Realty Corp.	15,353	995,028
Kimco Realty Corp.	71,276	2,004,281
Liberty Property Trust (SBI)	26,044	908,936
MFA Financial, Inc.	64,707	447,125
Mid-America Apartment Communities, Inc.	12,956	1,240,019
National Retail Properties, Inc.	24,608	1,076,846
NorthStar Realty Europe Corp.	10,633	126,852
NorthStar Realty Finance Corp.	31,837	407,195
Omega Healthcare Investors, Inc.	23,180	782,789
Outfront Media, Inc.	23,984	520,213
Paramount Group, Inc.	31,185	520,790
Piedmont Office Realty Trust, Inc. Class A	25,440	506,510
Post Properties, Inc.	6,322	362,630
Prologis, Inc.	90,666	4,117,143
Public Storage	2,197	537,848
Rayonier, Inc.	22,143	546,489
Realty Income Corp.	43,189	2,556,789
Regency Centers Corp.	16,144	1,189,813
Retail Properties America, Inc.	41,412	662,178
Senior Housing Properties Trust (SBI)	40,893	718,899
SL Green Realty Corp.	17,161	1,803,278
Spirit Realty Capital, Inc. (a)	82,341	941,158
Starwood Property Trust, Inc.	41,511	803,653
Taubman Centers, Inc.	6,783	471,079
The Macerich Co.	25,766	1,960,277
Two Harbors Investment Corp.	60,738	475,579
UDR, Inc.	44,494	1,553,730
Ventas, Inc.	57,198	3,553,140
VEREIT, Inc.	155,548	1,381,266
Vornado Realty Trust	32,453	3,106,726
Weingarten Realty Investors (SBI)	21,632	798,653
Welltower, Inc.	33,263	2,309,117
Weyerhaeuser Co.	110,553	3,550,962
WP Carey, Inc. (a)	17,605	1,075,489
WP Glimcher, Inc.	32,361	339,467
		84,274,156
Real Estate Management & Development - 0.1%
Howard Hughes Corp.(b)	4,131	434,457
Jones Lang LaSalle, Inc.	2,130	245,312
Realogy Holdings Corp. (b)	16,262	581,204
		1,260,973
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	83,338	1,252,570
TFS Financial Corp.	11,446	204,883
		1,457,453

TOTAL FINANCIALS		497,949,588

HEALTH CARE - 11.7%
Biotechnology - 0.1%
Alkermes PLC (b)	4,466	177,524
Alnylam Pharmaceuticals, Inc. (b)	2,336	156,605
Baxalta, Inc.	34,313	1,439,430
		1,773,559
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	257,515	10,017,334
Alere, Inc. (b)	5,270	205,530
Baxter International, Inc.	34,391	1,520,770
Boston Scientific Corp. (b)	213,774	4,685,926
Dentsply Sirona, Inc.	17,853	1,064,039
Hill-Rom Holdings, Inc.	805	38,922
Medtronic PLC	246,588	19,517,440
St. Jude Medical, Inc.	21,185	1,614,297
Stryker Corp.	28,832	3,142,976
Teleflex, Inc.	7,123	1,109,621
The Cooper Companies, Inc.	2,680	410,254
Zimmer Biomet Holdings, Inc.	27,596	3,194,789
		46,521,898
Health Care Providers & Services - 1.5%
Aetna, Inc.	45,519	5,110,418
Anthem, Inc. (a)	36,476	5,134,727
Brookdale Senior Living, Inc. (b)	25,198	465,155
Cardinal Health, Inc.	5,540	434,668
Centene Corp. (b)	6,990	433,100
Community Health Systems, Inc. (b)	20,595	392,953
DaVita HealthCare Partners, Inc. (b)	21,535	1,591,437
Express Scripts Holding Co. (b)	17,484	1,289,095
HCA Holdings, Inc. (b)	51,089	4,118,795
Humana, Inc.	1,933	342,276
Laboratory Corp. of America Holdings (b)	11,539	1,446,067
LifePoint Hospitals, Inc. (b)	6,977	471,366
MEDNAX, Inc. (b)	6,903	492,115
Patterson Companies, Inc.	6,801	294,823
Quest Diagnostics, Inc.	24,683	1,855,421
UnitedHealth Group, Inc.	8,298	1,092,681
Universal Health Services, Inc. Class B	12,961	1,732,626
VCA, Inc. (b)	820	51,635
		26,749,358
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (b)	21,763	291,624
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	57,285	2,344,102
Bio-Rad Laboratories, Inc. Class A (b)	3,605	511,369
Bio-Techne Corp.	3,806	354,643
PerkinElmer, Inc.	16,689	841,459
QIAGEN NV (b)	40,479	909,158
Quintiles Transnational Holdings, Inc. (b)	736	50,836
Thermo Fisher Scientific, Inc.	45,708	6,593,379
VWR Corp. (b)	2,422	64,522
		11,669,468
Pharmaceuticals - 6.7%
Allergan PLC (b)	37,192	8,054,300
Endo International PLC (b)	25,239	681,453
Johnson & Johnson	417,945	46,843,276
Mallinckrodt PLC (b)	12,350	772,122
Merck & Co., Inc.	433,013	23,746,433
Mylan N.V.	11,147	464,941
Perrigo Co. PLC (a)	20,582	1,989,662
Pfizer, Inc.	1,065,297	34,845,865
		117,398,052

TOTAL HEALTH CARE		204,403,959

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.2%
BWX Technologies, Inc.	14,956	499,381
General Dynamics Corp.	33,070	4,646,996
L-3 Communications Holdings, Inc.	13,331	1,753,426
Lockheed Martin Corp.	13,285	3,087,168
Northrop Grumman Corp.	21,961	4,529,676
Orbital ATK, Inc.	10,559	918,633
Raytheon Co.	52,775	6,668,121
Spirit AeroSystems Holdings, Inc. Class A (b)	1,793	84,540
Textron, Inc.	36,916	1,427,911
Triumph Group, Inc.	8,603	311,257
United Technologies Corp.	131,376	13,711,713
		37,638,822
Air Freight & Logistics - 0.3%
FedEx Corp.	29,596	4,886,596
Airlines - 0.1%
Copa Holdings SA Class A (a)	5,742	366,053
JetBlue Airways Corp. (b)	34,187	676,561
		1,042,614
Building Products - 0.1%
Armstrong World Industries, Inc. (b)	2,553	104,188
Fortune Brands Home & Security, Inc.	18,062	1,000,815
Owens Corning	20,571	947,706
		2,052,709
Commercial Services & Supplies - 0.6%
ADT Corp.	29,883	1,254,488
Clean Harbors, Inc. (a)(b)	3,327	164,354
KAR Auction Services, Inc.	16,371	615,550
Pitney Bowes, Inc.	20,499	429,864
R.R. Donnelley & Sons Co.	17,231	299,819
Republic Services, Inc.	41,527	1,954,676
Tyco International Ltd.	9,260	356,695
Waste Connections, Inc.	21,343	1,435,957
Waste Management, Inc.	72,424	4,257,807
		10,769,210
Construction & Engineering - 0.3%
AECOM (b)	22,738	738,758
Chicago Bridge & Iron Co. NV	17,040	685,860
Fluor Corp.	23,578	1,288,773
Jacobs Engineering Group, Inc. (b)	21,916	977,015
KBR, Inc.	25,193	392,003
Quanta Services, Inc. (b)	21,588	512,067
Valmont Industries, Inc.	3,890	546,078
		5,140,554
Electrical Equipment - 0.5%
Babcock & Wilcox Enterprises, Inc. (b)	7,337	167,650
Eaton Corp. PLC	80,681	5,104,687
Emerson Electric Co.	35,823	1,957,010
Hubbell, Inc. Class B	8,769	927,409
Regal Beloit Corp.	7,413	477,545
		8,634,301
Industrial Conglomerates - 3.5%
Carlisle Companies, Inc.	8,857	902,528
Danaher Corp.	83,298	8,059,082
General Electric Co.	1,627,643	50,050,022
Roper Technologies, Inc.	10,638	1,873,245
		60,884,877
Machinery - 1.7%
AGCO Corp.	12,394	662,707
Allison Transmission Holdings, Inc.	12,789	368,451
Caterpillar, Inc.	86,159	6,696,277
Colfax Corp. (a)(b)	17,529	568,465
Crane Co.	8,409	467,288
Cummins, Inc.	7,609	890,481
Deere & Co.	44,769	3,765,521
Donaldson Co., Inc.	2,394	78,236
Dover Corp.	27,525	1,808,393
Flowserve Corp.	12,539	612,029
IDEX Corp.	1,202	98,444
Ingersoll-Rand PLC	42,456	2,782,566
ITT Corp.	15,576	597,651
Joy Global, Inc. (a)	16,888	359,714
Kennametal, Inc.	13,815	322,995
Lincoln Electric Holdings, Inc.	981	61,479
Manitowoc Co., Inc. (a)	23,803	135,677
Oshkosh Corp.	12,763	623,473
PACCAR, Inc.	5,943	350,102
Parker Hannifin Corp.	13,010	1,509,420
Pentair PLC (a)	30,839	1,791,129
SPX Corp.	7,171	115,453
SPX Flow, Inc. (b)	7,092	212,476
Stanley Black & Decker, Inc.	24,118	2,699,287
Terex Corp.	18,336	438,047
Timken Co.	12,469	444,270
Trinity Industries, Inc.	26,924	525,287
Xylem, Inc.	30,962	1,293,592
		30,278,910
Marine - 0.0%
Kirby Corp. (a)(b)	9,734	621,224
Professional Services - 0.2%
Dun & Bradstreet Corp.	4,432	489,337
IHS, Inc. Class A (b)	1,717	211,500
Manpower, Inc.	12,848	989,681
Nielsen Holdings PLC	19,966	1,041,027
TransUnion Holding Co., Inc.	1,286	38,516
		2,770,061
Road & Rail - 0.6%
AMERCO	661	232,672
CSX Corp.	126,617	3,452,846
Genesee & Wyoming, Inc. Class A (b)	6,039	393,199
Kansas City Southern	19,088	1,808,588
Norfolk Southern Corp.	52,722	4,750,779
Ryder System, Inc.	9,307	641,438
		11,279,522
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	16,873	514,289
GATX Corp. (a)	7,170	329,390
MSC Industrial Direct Co., Inc. Class A	5,762	446,555
Now, Inc. (a)(b)	18,718	338,047
WESCO International, Inc. (a)(b)	7,724	454,094
		2,082,375
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	12,055	848,551

TOTAL INDUSTRIALS		178,930,326

INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.7%
Arris International PLC (b)	19,795	450,732
Brocade Communications Systems, Inc.	72,648	698,147
Cisco Systems, Inc.	880,039	24,192,272
CommScope Holding Co., Inc. (b)	10,227	311,003
EchoStar Holding Corp. Class A (b)	7,703	315,207
Harris Corp.	17,703	1,416,417
Juniper Networks, Inc.	56,038	1,311,289
Lumentum Holdings, Inc. (b)	8,177	206,878
Viavi Solutions, Inc. (b)	40,729	265,146
		29,167,091
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (b)	16,318	1,013,348
Avnet, Inc.	22,951	943,745
Corning, Inc.	192,327	3,590,745
Dolby Laboratories, Inc. Class A	8,674	412,969
Fitbit, Inc. (a)	2,404	43,873
FLIR Systems, Inc.	9,002	271,950
Ingram Micro, Inc. Class A	24,435	854,003
Jabil Circuit, Inc.	27,527	477,869
Keysight Technologies, Inc. (b)	4,700	122,576
National Instruments Corp.	15,319	422,345
Trimble Navigation Ltd. (b)	42,810	1,025,300
		9,178,723
Internet Software & Services - 0.4%
Match Group, Inc. (a)(b)	1,269	14,467
Yahoo!, Inc. (b)	162,229	5,937,581
Zillow Group, Inc.:
Class A (a)(b)	2,700	67,554
Class C (a)(b)	6,229	149,745
		6,169,347
IT Services - 1.1%
Amdocs Ltd.	26,596	1,503,738
Automatic Data Processing, Inc.	16,032	1,417,870
Black Knight Financial Services, Inc. Class A	446	14,263
Booz Allen Hamilton Holding Corp. Class A	1,317	36,310
Computer Sciences Corp.	24,193	801,514
CoreLogic, Inc.(b)	8,676	307,824
CSRA, Inc.	24,160	627,194
DST Systems, Inc.	1,374	165,814
Fidelity National Information Services, Inc.	27,821	1,830,622
First Data Corp. Class A (b)	7,102	80,892
IBM Corp.	69,920	10,204,125
Leidos Holdings, Inc. (a)	10,642	527,950
Paychex, Inc.	7,241	377,401
Square, Inc. (a)(b)	1,233	18,359
Teradata Corp. (b)	5,973	151,117
Xerox Corp.	174,537	1,675,555
		19,740,548
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	4,641	261,381
Applied Materials, Inc.	80,878	1,655,573
Cree, Inc. (a)(b)	17,985	440,812
Cypress Semiconductor Corp.	54,945	496,153
First Solar, Inc. (b)	13,167	735,245
Intel Corp.	763,470	23,117,872
Lam Research Corp.	7,908	604,171
Marvell Technology Group Ltd.	78,757	785,995
Maxim Integrated Products, Inc.	31,942	1,140,968
Micron Technology, Inc. (b)	171,942	1,848,377
NVIDIA Corp.	93,102	3,307,914
ON Semiconductor Corp. (b)	5,794	54,869
Qualcomm, Inc.	220,494	11,139,357
SunPower Corp. (a)(b)	8,819	177,615
Teradyne, Inc.	37,357	706,421
Xilinx, Inc.	34,256	1,475,748
		47,948,471
Software - 2.8%
Activision Blizzard, Inc.	87,250	3,007,508
ANSYS, Inc. (b)	12,439	1,129,088
Atlassian Corp. PLC (a)	896	20,760
Autodesk, Inc. (b)	10,208	610,643
CA Technologies, Inc.	51,600	1,530,456
Microsoft Corp.	606,176	30,229,997
Nuance Communications, Inc. (b)	44,098	757,604
Oracle Corp.	219,418	8,746,001
SS&C Technologies Holdings, Inc.	1,479	90,441
Symantec Corp.	117,412	1,954,323
Synopsys, Inc. (b)	24,708	1,174,124
Zynga, Inc. (b)	125,823	299,459
		49,550,404
Technology Hardware, Storage & Peripherals - 1.3%
3D Systems Corp. (a)(b)	12,356	218,578
EMC Corp.	308,553	8,056,319
Hewlett Packard Enterprise Co.	296,818	4,944,988
HP, Inc.	298,438	3,661,834
Lexmark International, Inc. Class A	10,700	413,020
NCR Corp. (b)	23,198	674,830
NetApp, Inc.	35,967	850,260
SanDisk Corp.	35,917	2,698,444
Western Digital Corp.	38,732	1,582,783
		23,101,056

TOTAL INFORMATION TECHNOLOGY		184,855,640

MATERIALS - 3.0%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	6,618	965,500
Airgas, Inc.	9,122	1,299,338
Albemarle Corp. U.S.	19,329	1,278,807
Ashland, Inc.	9,979	1,113,656
Cabot Corp.	11,079	540,544
Celanese Corp. Class A	24,380	1,723,666
E.I. du Pont de Nemours & Co.	84,235	5,551,929
Eastman Chemical Co.	19,145	1,462,295
FMC Corp.	6,408	277,210
Huntsman Corp.	13,103	206,241
Platform Specialty Products Corp. (a)(b)	19,229	198,059
Praxair, Inc.	8,404	987,134
The Chemours Co. LLC	17,006	155,095
The Dow Chemical Co.	168,223	8,850,212
The Mosaic Co. (a)	60,078	1,681,583
The Scotts Miracle-Gro Co. Class A	806	57,049
Westlake Chemical Corp.	7,031	352,886
		26,701,204
Construction Materials - 0.2%
Martin Marietta Materials, Inc. (a)	9,419	1,593,977
Vulcan Materials Co.	19,902	2,142,052
		3,736,029
Containers & Packaging - 0.3%
Aptargroup, Inc.	8,863	673,588
Avery Dennison Corp.	1,117	81,105
Bemis Co., Inc.	15,101	757,768
Crown Holdings, Inc. (b)	13,570	718,667
Graphic Packaging Holding Co.	24,260	322,173
International Paper Co.	3,698	160,012
Owens-Illinois, Inc. (b)	26,388	487,122
Sonoco Products Co.	17,624	826,389
WestRock Co.	40,743	1,705,095
		5,731,919
Metals & Mining - 0.9%
Alcoa, Inc.	226,155	2,526,151
Allegheny Technologies, Inc. (a)	18,938	309,447
Freeport-McMoRan, Inc. (a)	216,388	3,029,432
Newmont Mining Corp.	91,461	3,198,391
Nucor Corp.	55,005	2,738,149
Reliance Steel & Aluminum Co.	12,947	957,690
Royal Gold, Inc.	10,713	670,848
Southern Copper Corp. (a)	13,440	398,765
Steel Dynamics, Inc.	37,431	943,636
Tahoe Resources, Inc.	34,191	482,876
United States Steel Corp. (a)	25,232	482,184
		15,737,569
Paper & Forest Products - 0.0%
Domtar Corp.	11,143	430,566

TOTAL MATERIALS		52,337,287

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	898,855	34,893,551
CenturyLink, Inc. (a)	97,282	3,010,878
Frontier Communications Corp.	200,806	1,116,481
Level 3 Communications, Inc. (b)	43,935	2,296,043
SBA Communications Corp. Class A (b)	11,262	1,160,436
Verizon Communications, Inc.	51,086	2,602,321
Zayo Group Holdings, Inc. (b)	3,395	88,134
		45,167,844
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)(b)	129,644	444,679
T-Mobile U.S., Inc. (b)	47,368	1,860,615
Telephone & Data Systems, Inc.	16,425	485,687
U.S. Cellular Corp. (b)	2,237	95,386
		2,886,367

TOTAL TELECOMMUNICATION SERVICES		48,054,211

UTILITIES - 6.7%
Electric Utilities - 3.9%
American Electric Power Co., Inc.	84,764	5,382,514
Duke Energy Corp.	119,698	9,429,808
Edison International	56,302	3,981,114
Entergy Corp.	30,826	2,317,499
Eversource Energy	54,877	3,097,258
Exelon Corp.	158,951	5,577,591
FirstEnergy Corp.	72,708	2,369,554
Great Plains Energy, Inc.	26,943	841,430
Hawaiian Electric Industries, Inc.	18,768	613,526
ITC Holdings Corp.	17,041	750,997
NextEra Energy, Inc.	76,947	9,047,428
OGE Energy Corp.	34,834	1,030,738
PG&E Corp.	83,059	4,834,034
Pinnacle West Capital Corp.	18,869	1,370,833
PPL Corp.	115,625	4,352,125
Southern Co.	157,406	7,886,041
Westar Energy, Inc.	24,319	1,255,104
Xcel Energy, Inc.	87,721	3,511,472
		67,649,066
Gas Utilities - 0.3%
AGL Resources, Inc.	20,750	1,366,595
Atmos Energy Corp.	17,417	1,263,603
National Fuel Gas Co.	14,669	814,130
Questar Corp.	30,653	768,471
UGI Corp.	29,498	1,187,000
		5,399,799
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (b)	57,437	906,356
NRG Energy, Inc.	54,822	827,812
Terraform Power, Inc. (a)	9,534	101,823
The AES Corp.	116,536	1,300,542
		3,136,533
Multi-Utilities - 2.1%
Alliant Energy Corp.	19,392	1,367,524
Ameren Corp.	41,884	2,010,432
Avangrid, Inc.	10,000	401,000
CenterPoint Energy, Inc.	73,846	1,583,997
CMS Energy Corp.	47,819	1,945,277
Consolidated Edison, Inc.	50,760	3,786,696
Dominion Resources, Inc.	97,646	6,978,760
DTE Energy Co.	31,026	2,766,278
MDU Resources Group, Inc.	33,850	679,031
NiSource, Inc.	54,606	1,240,102
Public Service Enterprise Group, Inc.	87,617	4,041,772
SCANA Corp.	24,723	1,698,223
Sempra Energy	42,849	4,428,444
TECO Energy, Inc.	40,992	1,138,348
Vectren Corp.	14,429	704,857
WEC Energy Group, Inc.	54,847	3,192,644
		37,963,385
Water Utilities - 0.2%
American Water Works Co., Inc.	31,006	2,255,997
Aqua America, Inc.	30,918	978,864
		3,234,861

TOTAL UTILITIES		117,383,644

TOTAL COMMON STOCKS
(Cost $1,666,125,576)		1,734,076,380
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.42% to 0.44% 9/15/16 (c)
(Cost $1,996,744)	2,000,000	1,998,048
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.38% (d)	7,216,083	$7,216,083
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	44,503,190	44,503,190
TOTAL MONEY MARKET FUNDS
(Cost $51,719,273)		51,719,273
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $1,719,841,593)		1,787,793,701
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(45,605,587)
NET ASSETS - 100%		$1,742,188,114

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
51 CME E-mini S&P 500 Index Contracts (United States)	June 2016	5,250,705	$198,262
10 CME S&P 500 Index Contracts (United States)	June 2016	5,147,750	(1,477)
TOTAL FUTURES CONTRACTS			$196,785

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $510,501.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,992
Fidelity Securities Lending Cash Central Fund	86,798
Total	$94,790

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$88,531,350	$88,531,350	$--	$--
Consumer Staples	124,572,785	124,572,785	--	--
Energy	237,057,590	237,057,590	--	--
Financials	497,949,588	497,949,588	--	--
Health Care	204,403,959	204,403,959	--	--
Industrials	178,930,326	178,930,326	--	--
Information Technology	184,855,640	184,855,640	--	--
Materials	52,337,287	52,337,287	--	--
Telecommunication Services	48,054,211	48,054,211	--	--
Utilities	117,383,644	117,383,644	--	--
U.S. Government and Government Agency Obligations	1,998,048	--	1,998,048	--
Money Market Funds	51,719,273	51,719,273	--	--
Total Investments in Securities:	$1,787,793,701	$1,785,795,653	$1,998,048	$--
Derivative Instruments:
Assets
Futures Contracts	$198,262	$198,262	$--	$--
Total Assets	$198,262	$198,262	$--	$--
Liabilities
Futures Contracts	$(1,477)	$(1,477)	$--	$--
Total Liabilities	$(1,477)	$(1,477)	$--	$--
Total Derivative Instruments:	$196,785	$196,785	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $1,722,367,582. Net unrealized appreciation aggregated $65,426,119, of which $194,524,668 related to appreciated investment securities and $129,098,549 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Holdings Report
for

Fidelity® Tax-Free Bond Fund

April 30, 2016

SFB-QTLY-0616
1.800354.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.1%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	1,400,000	1,491,462
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20	$520,000	$539,048
5% 10/1/20 (Pre-Refunded to 4/1/17 @ 100)	280,000	291,012
5% 10/1/22	655,000	678,868
5% 10/1/22 (Pre-Refunded to 4/1/17 @ 100)	345,000	358,569
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	585,000	589,031
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,718,765
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,111,820

TOTAL ALABAMA		7,778,575

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,274,142
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31 (c)	1,685,000	1,987,795
5% 10/1/33 (c)	2,200,000	2,573,846

TOTAL ALASKA		9,835,783

Arizona - 1.5%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,097,450
5.25% 10/1/20 (FSA Insured)	2,600,000	2,938,494
5.25% 10/1/23 (FSA Insured)	5,000,000	5,658,100
5.25% 10/1/26 (FSA Insured)	1,000,000	1,126,620
5.25% 10/1/28 (FSA Insured)	500,000	562,600
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 B, 1.229%, tender 1/1/37 (b)	1,000,000	888,880
Series 2008 D, 5.5% 1/1/38	3,400,000	3,639,870
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	5,000,000	5,571,400
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,370,025
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,216,140
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,655,979
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,350,720
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	428,981
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,187,989
Phoenix Civic Impt. Board Arpt. Rev. Series 2015 A, 5% 7/1/45	3,170,000	3,655,105
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,853,950
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,202,520
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A, 5% 1/1/24	1,000,000	1,070,420
Series 2009 A, 5% 1/1/26	300,000	331,815
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,998,425
5.5% 12/1/29	2,100,000	2,684,535
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	322,905
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,081,830

TOTAL ARIZONA		49,894,753

California - 12.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	2,000,000	2,276,220
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,986,436
California Edl. Facilities Auth. Rev.:
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,079,211
Series U6, 5% 5/1/45	8,600,000	12,167,366
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (b)	10,400,000	11,018,384
Series 2006:
5% 9/1/33 (Pre-Refunded to 9/1/16 @ 100)	1,555,000	1,578,247
5% 9/1/33 (Pre-Refunded to 9/1/16 @ 100)	845,000	857,498
5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	155,000	157,317
Series 2007, 5.625% 5/1/20	5,000	5,019
5% 8/1/20 (Pre-Refunded to 2/1/17 @ 100)	2,745,000	2,832,758
5% 10/1/22	1,500,000	1,702,170
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,169,553
5% 12/1/22	7,810,000	8,331,239
5% 11/1/24	3,000,000	3,186,930
5% 9/1/31 (Pre-Refunded to 9/1/16 @ 100)	1,200,000	1,217,544
5% 9/1/32 (Pre-Refunded to 9/1/16 @ 100)	1,400,000	1,420,468
5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	60,000	60,887
5.25% 9/1/23	8,500,000	10,319,425
5.25% 12/1/33	35,000	35,121
5.25% 4/1/35	4,300,000	5,117,258
5.25% 3/1/38	2,525,000	2,711,875
5.25% 11/1/40	1,100,000	1,274,383
5.5% 8/1/27	3,200,000	3,534,208
5.5% 8/1/29	4,300,000	4,745,007
5.5% 4/1/30	5,000	5,018
5.5% 3/1/40	600,000	695,184
5.6% 3/1/36	300,000	349,935
6% 3/1/33	5,850,000	6,935,234
6% 4/1/38	3,100,000	3,535,488
6% 11/1/39	11,280,000	13,163,986
6.5% 4/1/33	5,050,000	5,875,827
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	51,129
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,155,000	2,451,291
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,517,368
Series 2013 A, 5% 8/15/52	15,070,000	17,591,362
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,434,251
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,033,530
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,022,351
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	2,000,000	2,039,620
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25 (Pre-Refunded to 10/1/21 @ 100)	6,000,000	7,325,040
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	6,500,000	7,814,235
Series 2012 G, 5% 11/1/25	1,500,000	1,818,420
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,683,528
5% 12/1/23	2,600,000	3,118,804
Series 2009 G1, 5.75% 10/1/30	835,000	952,468
Series 2009 I:
6.125% 11/1/29	500,000	586,395
6.375% 11/1/34	1,400,000	1,649,648
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	3,330,000	3,814,182
5.75% 11/1/27 (Pre-Refunded to 5/1/19 @ 100)	5,600,000	6,414,240
6% 11/1/40 (Pre-Refunded to 5/1/19 @ 100)	5,400,000	6,224,958
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,597,454
California Stwd Cmnty. Dev. Auth. Series 2016:
3.25% 5/15/31	1,480,000	1,499,003
5% 5/15/25	1,000,000	1,238,340
5% 5/15/26	1,000,000	1,233,560
5% 5/15/27	1,000,000	1,218,590
5% 5/15/28	1,000,000	1,206,770
5% 5/15/32	1,250,000	1,493,863
5% 5/15/33	1,500,000	1,789,740
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,517,657
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,088,135
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,043,136
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	2,500,000	3,003,425
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	3,100,000	3,462,266
Long Beach Unified School District Series 2009:
5.75% 8/1/33	90,000	103,197
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	1,360,000	1,570,718
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,000,000	11,646,600
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,397,660
5% 3/1/25	1,000,000	1,194,500
Los Angeles Unified School District Series 2002 B, 5% 7/1/22 (Pre-Refunded to 7/1/17 @ 100)	1,200,000	1,260,420
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,142,608
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	4,450,000	5,092,847
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	5,550,000	6,379,115
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,116,180
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Pre-Refunded to 6/1/16 @ 100)	1,500,000	1,505,115
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,321,809
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,048,330
Northern California Transmission Agcy. Rev. Series 2009:
5% 5/1/23	1,000,000	1,115,090
5% 5/1/23 (Pre-Refunded to 5/1/19 @ 100)	1,235,000	1,385,300
5% 5/1/24	675,000	751,633
5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	835,000	936,620
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	1,000,000	1,145,700
Series 2012, 5% 1/15/27	4,865,000	5,632,016
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/20	1,935,000	2,241,291
Series 2015 A:
5% 8/1/27	1,295,000	1,578,540
5% 8/1/28 (FSA Insured)	1,500,000	1,838,205
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,665,720
5% 2/1/24	2,915,000	3,421,598
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,192,930
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	786,266
Series B:
0% 8/1/33	4,350,000	2,524,914
0% 8/1/37	8,000,000	3,892,720
0% 8/1/38	4,225,000	1,969,991
0% 8/1/39	7,220,000	3,216,005
0% 8/1/40	1,100,000	465,399
0% 8/1/41	4,900,000	1,976,219
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,249,784
5% 9/1/30	1,370,000	1,596,228
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,489,264
5% 8/1/31	1,630,000	1,968,828
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	1,600,000	1,192,384
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,428,265
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,121,240
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,589,070
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,340,086
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	3,000,000	3,396,990
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	712,400
0% 7/1/36	10,050,000	5,003,393
0% 7/1/37	5,105,000	2,429,674
0% 7/1/39	3,500,000	1,528,380
Series 2008 E:
0% 7/1/47 (a)	2,600,000	1,543,308
0% 7/1/49	9,300,000	2,639,991
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	1,900,000	2,008,129
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,214,630
5% 6/1/27	1,000,000	1,190,450
5% 6/1/32	10,000,000	11,753,500
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,440,677
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,700,000	1,910,681
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/28	2,590,000	3,193,315
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	1,700,000	1,961,698
Series 2010 B, 0% 8/1/47	3,700,000	1,045,990
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,198,738
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	945,320
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,364,692
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	165,000	165,523
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	8,300,000	9,213,415
Univ. of California Revs.:
Series 2009 O:
5.75% 5/15/30 (Pre-Refunded to 5/15/19 @ 100)	5,700,000	6,539,382
5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	3,060,000	3,510,616
Series 2016 O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	285,000	322,255
Series 2016, 5.25% 5/15/39	550,000	610,533
Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	165,000	186,303
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,700,000	1,880,353
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,450,980
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	538,461
Series 2009 A:
5.125% 7/1/17	205,000	214,200
5.25% 7/1/18	230,000	248,911
5.5% 7/1/19	390,000	435,501
6% 7/1/29	1,000,000	1,111,090
Series 2010 A, 5.25% 7/1/30	1,900,000	2,034,387
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Pre-Refunded to 8/1/18 @ 100)	1,200,000	1,330,632
Series 2012, 5% 8/1/27	5,000,000	5,960,000
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	870,210

TOTAL CALIFORNIA		407,875,068

Colorado - 0.5%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,891,760
0% 7/15/22 (Escrowed to Maturity)	4,500,000	4,069,305
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27 (Pre-Refunded to 11/15/16 @ 100)	2,000,000	2,050,060
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,863,001
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,058,710
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,301,160
Series 2010 C, 5.375% 9/1/26	1,000,000	1,121,050
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,425,225

TOTAL COLORADO		15,780,271

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,874,080
District Of Columbia - 0.9%
District of Columbia Hosp. Rev.:
(Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	5,000,000	5,913,100
Series 2015:
5% 7/15/29	4,000,000	4,871,640
5% 7/15/30	6,495,000	7,879,085
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	891,648
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	3,464,885
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	2,375,514
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	4,124,000

TOTAL DISTRICT OF COLUMBIA		29,519,872

Florida - 13.2%
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B, 5% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,049,870
Series 2014, 5% 7/1/27	1,700,000	2,048,024
Series 2015 C:
5% 7/1/25	1,375,000	1,705,605
5% 7/1/27	1,455,000	1,772,336
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	2,000,000	2,423,420
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,007,140
Series 2012 A, 5% 7/1/24	8,830,000	10,515,294
Series 2015 A:
5% 7/1/24	940,000	1,163,241
5% 7/1/26	3,635,000	4,481,737
Series 2015 B, 5% 7/1/25	1,560,000	1,945,398
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,018,150
Series 2011 A1, 5% 6/1/20	1,000,000	1,153,690
Series 2012 A1, 5% 6/1/21	3,100,000	3,644,856
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	9,570,686
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,689,750
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	5,004,512
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	1,665,000	1,755,276
Series 2011 E, 5% 6/1/24	2,385,000	2,823,458
Series A, 5.5% 6/1/38	700,000	769,237
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	2,400,000	2,754,264
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/26 (Pre-Refunded to 7/1/17 @ 100)	5,675,000	6,042,286
Series 2008 A, 5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,063,280
Series 2011 B, 5% 7/1/23	3,600,000	4,268,340
Series 2012 A, 5% 7/1/25	3,300,000	3,905,418
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,932,488
Series 2015 C, 5% 10/1/35	2,000,000	2,233,560
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,212,466
5% 10/1/31	1,075,000	1,314,413
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,335,218
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	1,000,000	1,174,740
Series 2015 B, 5% 10/1/29	1,250,000	1,523,400
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	640,903
5% 6/1/24	835,000	1,009,841
5% 6/1/28	655,000	771,485
5% 6/1/46	1,225,000	1,374,879
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	5,000,000	5,752,250
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,058,535
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,853,070
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,893,520
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	3,221,920
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 4% 10/1/23	2,335,000	2,589,165
Series Three 2010 D, 5% 10/1/38	2,800,000	3,149,048
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,688,413
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,775,040
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.5% 10/1/30	1,000,000	1,182,190
5.5% 10/1/41	1,500,000	1,745,940
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,904,874
Series 2014 A, 5% 10/1/37	8,500,000	10,003,565
Series 2014 B, 5% 10/1/34	2,225,000	2,635,157
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,213,760
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,715,536
Series 2014 A:
5% 7/1/25	1,430,000	1,759,887
5% 7/1/27	1,000,000	1,209,700
5% 7/1/28	2,225,000	2,676,831
5% 7/1/29	1,010,000	1,206,788
5% 7/1/44	18,800,000	21,444,032
Series 2014 B, 5% 7/1/30	2,500,000	2,972,800
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,624,635
Series 2011 B, 5.625% 5/1/31	2,195,000	2,591,790
Series 2014 D:
5% 11/1/22	2,085,000	2,517,596
5% 11/1/23	5,485,000	6,744,521
5% 11/1/24	6,350,000	7,830,947
5% 11/1/25	6,655,000	8,125,688
Series 2015 A, 5% 5/1/29	12,370,000	14,714,857
Series 2015 B:
5% 5/1/27	13,000,000	15,742,350
5% 5/1/28	7,305,000	8,747,957
Series 2016 A, 5% 5/1/32	10,000,000	12,002,400
Series 2016 B, 5% 8/1/26	4,505,000	5,632,466
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	922,429
5% 7/1/42	800,000	927,328
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,415,220
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	915,000	994,815
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,285,000	2,552,482
5.75% 10/1/43	285,000	309,159
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	715,000	798,698
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,838,525
Series 2012 A, 5% 10/1/42	6,315,000	7,019,312
Series 2012 B, 5% 10/1/42	2,500,000	2,778,825
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/28	5,000,000	6,155,450
Series 2016 C, 5% 8/1/33	10,730,000	13,075,149
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,394,950
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39 (Pre-Refunded to 4/1/19 @ 100)	1,000,000	1,125,820
Series 2009 B, 5% 10/1/33	6,200,000	6,852,550
Series 2012 A, 5% 10/1/24	1,450,000	1,832,481
Series 2013 A:
5% 10/1/24	2,300,000	2,906,694
5% 10/1/25	1,800,000	2,301,822
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	1,500,000	1,693,245
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,412,900
5% 8/1/23	3,550,000	4,358,513
5% 8/1/24	1,500,000	1,866,090
Series 2015 B:
5% 8/1/23	1,500,000	1,841,625
5% 8/1/24	4,135,000	5,144,188
5% 8/1/25	875,000	1,101,354
Series 2015 D:
5% 8/1/28	1,980,000	2,424,569
5% 8/1/29	6,765,000	8,208,583
5% 8/1/30	6,985,000	8,424,120
5% 8/1/31	7,015,000	8,421,858
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	4,000,000	4,777,400
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,772,755
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	2,300,000	2,480,182
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,989,983
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,324,389
5% 7/1/17	4,385,000	4,602,628
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	613,525
5% 10/1/28	4,000,000	4,868,840
5% 10/1/30	2,000,000	2,411,040
5% 10/1/32	3,310,000	3,942,508
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,643,494
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,694,582
5% 12/1/36	1,100,000	1,267,057
Series 2015 A:
4% 12/1/35	1,600,000	1,654,144
5% 12/1/40	1,000,000	1,131,520
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	1,420,000	1,611,388
5% 10/1/19 (Escrowed to Maturity)	1,305,000	1,480,888
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,076,778
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,409,319
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,671,932
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	978,302

TOTAL FLORIDA		433,527,297

Georgia - 2.7%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A, 6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	12,700,000	15,015,972
5% 11/1/28	1,500,000	1,857,510
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	3,000,000	3,092,850
2.2%, tender 4/2/19 (b)	5,900,000	6,039,240
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,841,364
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,797,110
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,334,188
6.125% 9/1/40	3,665,000	4,146,801
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,180,980
5.25% 10/1/41	1,900,000	2,225,641
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,911,825
Series 2013, 5% 1/1/32	10,000,000	11,745,400
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,453,760
Series C, 5% 1/1/22	2,900,000	3,465,993
Series GG, 5% 1/1/23	1,600,000	1,954,688
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,450,412
Series S, 5% 10/1/24	1,575,000	1,890,347
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,505,052
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	3,700,000	4,170,233
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/28	2,560,000	2,970,778
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,839,590
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,062,630

TOTAL GEORGIA		86,952,364

Hawaii - 0.1%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/45	3,395,000	4,003,588
Idaho - 0.5%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,140,065
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	6,300,000	7,173,306
Series 2015 ID:
5.5% 12/1/26	1,200,000	1,559,688
5.5% 12/1/27	3,250,000	4,195,913
5% 12/1/24	500,000	628,865

TOTAL IDAHO		15,697,837

Illinois - 14.7%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	997,426
Chicago Board of Ed.:
Series 2008 C:
5.25% 12/1/23	1,060,000	940,284
5.25% 12/1/24	715,000	624,402
Series 2010 F, 5% 12/1/20	570,000	513,382
Series 2011 A:
5.25% 12/1/41	1,510,000	1,253,285
5.5% 12/1/39	2,700,000	2,282,013
Series 2012 A, 5% 12/1/42	1,615,000	1,312,058
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,026,460
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,570,688
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,203,981
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	10,485,330
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	210,000	210,260
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,905,000	5,032,677
Series 2011 A, 5% 1/1/40	625,000	594,988
Series 2012 A, 5% 1/1/33	2,175,000	2,100,898
Series 2012 C, 5% 1/1/23	2,160,000	2,203,567
Series A, 5.5% 1/1/17 (FSA Insured)	1,480,000	1,512,486
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 C, 6.5% 1/1/41	6,585,000	7,955,273
Series 2013 D, 5% 1/1/27	5,175,000	6,092,321
Chicago Park District Gen. Oblig.:
Series 2013 A:
5.5% 1/1/33	1,000,000	1,149,950
5.75% 1/1/38	2,400,000	2,754,672
Series 2014 B:
5% 1/1/24	1,000,000	1,145,470
5% 1/1/25	1,000,000	1,132,970
Series 2014 C, 5% 1/1/28	2,000,000	2,214,080
Series 2014 D, 5% 1/1/20	1,000,000	1,100,470
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	12,000,000	13,543,800
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21 (Pre-Refunded to 12/1/16 @ 100)	1,000,000	1,025,450
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,279,116
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,064,040
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,421,647
5.25% 11/1/38	9,150,000	9,482,420
Cook County Cmnty. College District Series 2013:
5% 12/1/23	2,000,000	2,341,560
5% 12/1/24	1,000,000	1,158,080
5.25% 12/1/25	1,450,000	1,690,932
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,415,349
5% 12/15/37	1,000,000	1,113,290
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,260
Series 2010 A, 5.25% 11/15/33	13,180,000	14,058,711
Series 2011 A, 5.25% 11/15/28	1,625,000	1,778,823
Series 2012 C:
5% 11/15/23	4,375,000	4,912,469
5% 11/15/24	3,500,000	3,890,390
5% 11/15/25 (FSA Insured)	5,800,000	6,497,856
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,821,755
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	365,000	365,000
Series 2006, 5.25% 5/1/24	1,035,000	1,035,000
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,939,984
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	2,400,000	2,680,944
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,100,000	1,254,671
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,506,845
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,348,430
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	2,055,534
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,295,000	2,444,795
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,243,057
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	3,028,816
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,274,721
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	8,704,991
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	6,060,000	7,139,650
Series 2010 A, 6% 5/1/28	5,300,000	6,000,554
(Rush Univ. Med. Ctr. Proj.):
Series 2009 A, 7.25% 11/1/30 (Pre-Refunded to 11/1/18 @ 100)	1,865,000	2,164,202
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,693,783
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,693,783
Series B, 5.75% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,595,000	4,038,839
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	6,825,000	7,226,583
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	750,000	802,478
6% 8/15/23	1,000,000	1,078,690
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	3,957,498
Series 2008 A:
5.625% 1/1/37	9,995,000	10,596,299
6% 2/1/23 (AMBAC Insured)	400,000	435,240
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,880,000	3,342,038
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	150,000	178,691
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	6,210,000	7,422,813
Series 2010 A:
5.5% 8/15/24	1,050,000	1,172,168
5.75% 8/15/29	700,000	783,699
Series 2012 A:
5% 5/15/19	1,000,000	1,103,620
5% 5/15/23	700,000	823,963
Series 2012:
4% 9/1/32	3,000,000	3,053,610
5% 9/1/22	800,000	940,344
5% 9/1/32	4,000,000	4,484,520
5% 9/1/38	5,400,000	5,945,832
5% 11/15/43	1,640,000	1,777,514
Series 2013:
4% 5/15/33	230,000	229,715
5% 11/15/24	1,115,000	1,302,465
5% 11/15/27	400,000	454,484
5% 5/15/43	3,700,000	3,856,214
Series 2015 A:
5% 11/15/31	3,500,000	4,143,370
5% 11/15/45	9,545,000	10,879,296
Series 2015 C:
5% 8/15/35	3,340,000	3,784,855
5% 8/15/44	15,400,000	17,164,532
5% 11/15/23	1,845,000	2,257,579
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	1,500,000	1,616,295
5.5% 1/1/31	1,000,000	1,197,160
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	989,415
5% 1/1/23 (FSA Insured)	2,100,000	2,290,848
Series 2012 A, 5% 1/1/33	1,700,000	1,794,044
Series 2012:
5% 8/1/19	900,000	982,827
5% 8/1/21	740,000	821,874
5% 3/1/23	1,500,000	1,659,180
5% 8/1/23	1,675,000	1,888,043
5% 3/1/36	1,000,000	1,051,450
Series 2013 A, 5% 4/1/35	900,000	956,061
Series 2013, 5.5% 7/1/38	2,000,000	2,178,540
Series 2014:
5% 2/1/23	1,850,000	2,077,828
5% 2/1/27	1,075,000	1,179,651
5% 4/1/28	580,000	631,684
5% 5/1/32	1,400,000	1,507,856
5.25% 2/1/29	3,900,000	4,311,762
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,279,599
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,076,390
5.25% 5/15/32 (FSA Insured)	590,000	635,070
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/29	10,000,000	11,950,900
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	22,590,400
Series 2015 A, 5% 1/1/40	6,700,000	7,789,152
Series 2015 B, 5% 1/1/40	3,800,000	4,443,454
Series 2016 A, 5% 12/1/32	6,700,000	8,059,028
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	1,032,097
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,087,268
0% 11/1/20 (FSA Insured)	3,850,000	3,438,897
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,359,439
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2014, 6.5% 1/1/20 (Escrowed to Maturity)	55,000	65,729
Series 2015:
5% 1/1/27	1,500,000	1,795,440
5% 1/1/28	2,780,000	3,306,059
0% 12/1/17 (AMBAC Insured)	910,000	887,578
0% 12/1/17 (Escrowed to Maturity)	90,000	88,653
6.5% 1/1/20 (AMBAC Insured)	310,000	367,403
6.5% 1/1/20 (Escrowed to Maturity)	535,000	639,368
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,680,033
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	835,867
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,898,570
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,312,816
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255,000	3,229,806
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	6,825,602
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	4,749,820
0% 6/15/44 (FSA Insured)	19,125,000	5,595,210
0% 6/15/45 (FSA Insured)	12,145,000	3,391,370
0% 6/15/47 (FSA Insured)	5,660,000	1,439,112
Series 2012 B:
0% 12/15/51	5,900,000	1,021,703
5% 6/15/52	7,100,000	7,449,959
0% 6/15/16	970,000	968,516
0% 6/15/16 (Escrowed to Maturity)	155,000	154,899
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,858,455
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	4,870,000	5,544,982
Series 2010 A:
5% 4/1/25	1,700,000	1,907,128
5.25% 4/1/30	1,020,000	1,152,631
Series 2013:
6% 10/1/42	1,935,000	2,286,977
6.25% 10/1/38	1,900,000	2,223,437
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	420,000	418,517
0% 11/1/16 (FSA Insured)	1,280,000	1,273,805
0% 11/1/18 (Escrowed to Maturity)	945,000	919,750
0% 11/1/18 (FSA Insured)	4,085,000	3,952,278
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,235,936
0% 11/1/19 (FSA Insured)	8,310,000	7,884,777

TOTAL ILLINOIS		480,005,446

Indiana - 2.7%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,337,501
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (Pre-Refunded to 7/15/17 @ 100)	1,000,000	1,051,540
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	1,000,000	1,011,220
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (Pre-Refunded to 7/15/17 @ 100)	1,525,000	1,601,708
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,641,350
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,693,619
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,892,729
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/25	1,000,000	1,159,980
5% 3/1/30	500,000	563,020
5% 3/1/41	2,590,000	2,825,794
Series 2015 A, 5.25% 2/1/32	2,940,000	3,622,462
Series 2015, 5% 3/1/36	4,500,000	5,108,265
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	1,014,484
5% 10/1/37	1,700,000	1,973,105
Series 2014 A:
5% 10/1/25	1,200,000	1,497,312
5% 10/1/26	1,750,000	2,166,640
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,151,380
(CWA Auth. Proj.) Series 2015 A:
5% 10/1/29	2,295,000	2,815,414
5% 10/1/45	12,700,000	14,585,061
Series 2011 A, 5.25% 10/1/26	1,000,000	1,182,110
Series 2011 B, 5% 10/1/41	2,000,000	2,270,920
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (Pre-Refunded to 5/1/18 @ 100)	1,600,000	1,742,400
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,800,000	2,818,172
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	938,112
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	989,860
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,068,340
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,409,637
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,022,600
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,857,050
5% 1/15/30	4,300,000	4,979,056
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27 (Pre-Refunded to 7/1/19 @ 100)	1,220,000	1,378,246

TOTAL INDIANA		89,369,087

Kansas - 0.5%
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	1,800,000	1,633,464
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,769,810
Series 2016 A:
5% 9/1/40	4,200,000	4,860,198
5% 9/1/45	5,125,000	5,894,673

TOTAL KANSAS		17,158,145

Kentucky - 1.3%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,302,611
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2010 A, 6% 6/1/30	945,000	1,083,424
Series 2015 A:
4.5% 6/1/46	1,520,000	1,552,346
5.25% 6/1/50	9,270,000	10,144,346
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,695,586
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	5,350,000	6,549,952
Series 2016 B, 5% 11/1/26	11,400,000	14,051,412
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	1,275,000	1,494,530
5.75% 10/1/38	3,105,000	3,654,802
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,166,350

TOTAL KENTUCKY		42,695,359

Louisiana - 1.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	4,303,725
Louisiana Gen. Oblig. Series 2016 B:
5% 8/1/27	10,420,000	12,930,803
5% 8/1/28	3,465,000	4,267,979
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	800,000	943,200
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Pre-Refunded to 6/1/17 @ 100)	1,500,000	1,575,630
5.5% 6/1/41 (Pre-Refunded to 6/1/17 @ 100)	4,770,000	5,016,848
New Orleans Gen. Oblig. Series 2012:
5% 12/1/24	2,455,000	2,915,828
5% 12/1/25	2,400,000	2,845,608
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	2,500,000	2,934,075
5.5% 5/15/29	5,000,000	5,501,200

TOTAL LOUISIANA		43,234,896

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2008 D:
5.75% 7/1/38	1,255,000	1,375,995
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	545,000	602,481
Maine Tpk. Auth. Tpk. Rev.:
Series 2007:
5.25% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	1,065,000	1,121,179
5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 100)	1,500,000	1,579,125
Series 2015, 5% 7/1/37	1,700,000	2,033,608

TOTAL MAINE		6,712,388

Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,050,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,880,000	2,089,169
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18 (Escrowed to Maturity)	255,000	267,444
6% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	4,200,000	4,565,610
Series 2010, 5.625% 7/1/30	1,100,000	1,224,795
Series 2015, 5% 7/1/40	2,000,000	2,280,340
Series 2016 A:
5% 7/1/35	1,700,000	1,989,255
5% 7/1/38	1,125,000	1,304,685
4% 7/1/42	780,000	805,646

TOTAL MARYLAND		15,576,944

Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 I, 6.75% 1/1/36	1,000,000	1,172,770
Series 2015 D, 5% 7/1/44	2,575,000	2,901,098
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,070,940

TOTAL MASSACHUSETTS		5,144,808

Michigan - 3.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	800,000	872,464
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,306,440
Detroit Wtr. Supply Sys. Rev. Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,694,625
7% 7/1/36 (FSA Insured)	1,400,000	1,630,006
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,167,500
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	851,320
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,460,500
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 I:
5% 4/15/27	14,000,000	17,340,680
5% 4/15/28	2,000,000	2,459,980
5% 4/15/29	1,500,000	1,833,570
Series IA:
5.375% 10/15/41	1,000,000	1,147,740
5.5% 10/15/45	2,000,000	2,303,760
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,724,637
5% 6/1/20 (Escrowed to Maturity)	750,000	868,515
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,338,425
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,920,200
Series 2012:
5% 11/15/36	1,300,000	1,445,002
5% 11/15/42	2,950,000	3,240,605
Series 2013, 5% 8/15/29	3,865,000	4,535,307
Series 2015 MI, 5% 12/1/25	3,000,000	3,800,400
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,827,021
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	2,000,000	2,197,300
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,720,000	3,106,838
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	655,000	748,154
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	125,000	141,781
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,688,999
Portage Pub. Schools Series 2008, 5% 5/1/23 (FSA Insured)	5,275,000	5,675,900
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	1,054,584
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,547,143
5% 12/1/31	2,300,000	2,720,233
5% 12/1/40 (FSA Insured)	3,000,000	3,431,610
Series 2015 G:
5% 12/1/31	1,500,000	1,774,065
5% 12/1/32	1,500,000	1,776,840
5% 12/1/33	2,000,000	2,356,240
Series 2015, 5% 12/1/29	1,600,000	1,913,120
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,331,997
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,116,806

TOTAL MICHIGAN		101,350,307

Minnesota - 0.9%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,851,026
Maple Grove Health Care Facilities Series 2015, 5% 9/1/27	1,285,000	1,524,832
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,034,760
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,094,252
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	946,155
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	177,131
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	40,000	42,107
Minnesota Higher Ed. Facilities Auth. Rev.:
5% 3/1/20	890,000	920,741
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,300,000	1,346,007
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	700,000	780,857
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21 (Pre-Refunded to 1/1/19 @ 100)	1,915,000	2,124,501
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,225,000	1,292,412
Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	6,690,000	7,691,225
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36 (Pre-Refunded to 11/15/16 @ 100)	1,000,000	1,025,300

TOTAL MINNESOTA		29,851,306

Missouri - 0.4%
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	427,696
5% 9/1/21	295,000	331,323
5% 9/1/22	500,000	561,395
5% 9/1/23	400,000	448,976
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38 (Pre-Refunded to 5/1/17 @ 100)	1,000,000	1,050,230
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,333
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	408,544
3.25% 2/1/28	400,000	409,308
4% 2/1/40	400,000	412,148
5% 2/1/34	3,115,000	3,595,395
5% 2/1/36	1,200,000	1,371,576
5% 2/1/45	1,900,000	2,132,845
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	951,947

TOTAL MISSOURI		12,226,716

Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.925% 12/1/17 (b)	1,000,000	992,820
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	1,080,000	1,155,427
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/26 (Pre-Refunded to 1/1/18 @ 100)	2,550,000	2,730,005
Series 2016 A:
5% 1/1/32	1,670,000	2,024,625
5% 1/1/34	1,000,000	1,200,950
Series 2016 B, 5% 1/1/32	5,000,000	6,061,750

TOTAL NEBRASKA		14,165,577

Nevada - 1.0%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,585,920
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,244,166
Series 2012 B, 5% 6/1/42	3,260,000	3,766,343
Series 2016 A:
5% 6/1/35	4,150,000	5,040,051
5% 6/1/36	6,000,000	7,251,300
Series 2016 B:
5% 6/1/34	7,495,000	9,139,628
5% 6/1/36	2,700,000	3,260,412

TOTAL NEVADA		32,287,820

New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,255,482
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	2,200,000	2,305,930
Series 2012:
4% 7/1/23	1,000,000	1,099,480
4% 7/1/32	900,000	931,770
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,274,312
5% 2/1/20	1,300,000	1,482,767

TOTAL NEW HAMPSHIRE		12,349,741

New Jersey - 2.1%
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24	1,500,000	1,607,430
5.25% 6/15/28	1,000,000	1,069,460
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE:
5% 9/1/20	1,255,000	1,372,568
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,948,012
Series 2013:
5% 3/1/23	4,500,000	5,016,240
5% 3/1/24	6,200,000	6,879,086
5% 3/1/25	700,000	769,020
Series 2015 XX, 5% 6/15/26	15,000,000	16,655,700
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	30,000	33,374
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	3,700,000	4,065,375
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,513,044
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	458,004
Series 2008 A, 0% 12/15/35	24,090,000	9,374,864
Series 2014 AA, 5% 6/15/24	15,000,000	16,756,500

TOTAL NEW JERSEY		69,518,677

New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,318,840
New York - 7.8%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	6,110,572
New York City Gen. Oblig.:
Series 2007 D1, 5.125% 12/1/23 (Pre-Refunded to 12/1/17 @ 100)	605,000	647,054
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,416,040
Series 2009 I1, 5.625% 4/1/29	1,000,000	1,135,640
Series 2012 A1, 5% 8/1/24	2,720,000	3,225,267
Series 2012 F, 5% 8/1/24	10,525,000	12,537,696
Series 2012 G1, 5% 4/1/25	5,040,000	6,024,312
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,134,481
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,028,320
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,012,730
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	5,400,000	5,945,940
Series 2009 CC, 5% 6/15/34	3,585,000	3,873,162
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,693,261
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,452,608
Series 2011 EE, 5.375% 6/15/43	22,705,000	26,524,208
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,646,373
Series 2013 EE, 5% 6/15/47	11,710,000	13,698,241
Series 2014 CC, 5% 6/15/47	5,800,000	6,812,216
Series 2015 AA, 5% 6/15/44	8,900,000	10,510,277
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,128,091
6% 7/15/38	13,000,000	14,405,950
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,168,346
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,340,604
5.75% 1/15/39	2,500,000	2,809,500
Series S1:
5% 7/15/24	2,000,000	2,431,220
5% 7/15/27	2,000,000	2,418,000
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,923,969
5% 11/15/29	5,000,000	6,159,050
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,703,640
4% 5/15/22	5,000,000	5,752,400
5% 5/15/23	2,000,000	2,413,700
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32 (Pre-Refunded to 3/15/17 @ 100)	3,900,000	4,045,548
Series 2008 B, 5.75% 3/15/36	5,500,000	6,229,025
5% 2/15/34	1,750,000	1,929,270
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	370,000	385,510
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,436,710
Series 2008 A, 5.25% 11/15/36	4,600,000	4,878,070
Series 2008, 6.5% 11/15/28	915,000	1,041,920
Series 2012 D, 5% 11/15/25	9,500,000	11,508,395
Series 2012 F, 5% 11/15/24	4,600,000	5,585,228
Series 2014 B, 5.25% 11/15/44	2,215,000	2,616,801
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	2,685,000	3,066,888
New York Thruway Auth. Gen. Rev. Series 2007 H:
5% 1/1/25	4,000,000	4,269,280
5% 1/1/26	2,500,000	2,667,450
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21 (Pre-Refunded to 4/1/17 @ 100)	1,900,000	1,975,259
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/18 (FSA Insured)	1,825,000	1,959,083
Tobacco Settlement Fing. Corp.:
Series 2011:
5% 6/1/17	4,000,000	4,187,400
5% 6/1/17	3,600,000	3,768,660
Series 2013 B:
5% 6/1/20	4,600,000	4,618,032
5% 6/1/21	2,000,000	2,007,060
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,419,396

TOTAL NEW YORK		256,677,853

North Carolina - 1.3%
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,326,600
Series 2012, 5% 11/1/41	1,630,000	1,784,165
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	3,730,000	4,132,877
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,143,151
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	715,000	792,227
Series 2015 A, 5% 1/1/28	3,500,000	4,369,155
Series 2015 C:
5% 1/1/29	8,000,000	9,822,080
5% 1/1/30	10,000,000	12,190,600
5% 1/1/30	285,000	310,895
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,290,630
Randolph County Ctfs. of Prtn. 5% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	1,500,000	1,548,525

TOTAL NORTH CAROLINA		42,710,905

North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,662,300
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	4,035,886

TOTAL NORTH DAKOTA		5,698,186

Ohio - 1.8%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	1,024,002
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	7,033,390
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,504,605
5% 6/1/17	1,755,000	1,831,992
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/31 (FSA Insured)	1,000,000	1,175,640
5% 1/1/26 (FSA Insured)	500,000	608,490
5% 1/1/27 (FSA Insured)	2,175,000	2,622,224
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,203,153
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,195,782
Columbus City School District 5% 12/1/32 (c)	1,000,000	1,200,010
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,576,600
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,292,844
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,390,615
6% 8/15/43	400,000	438,492
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	2,100,000	2,345,238
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,342,168
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,547,840
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (b)	7,900,000	8,175,236
Series 2009 C, 5.625% 6/1/18	700,000	747,327
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,220,008
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	4,000,000	4,013,800
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,547,825
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29 (c)	1,265,000	1,527,690

TOTAL OHIO		57,564,971

Oklahoma - 0.9%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	8,122,380
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,355,570
5% 10/1/32	1,100,000	1,288,991
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20 (Pre-Refunded to 8/15/18 @ 100)	2,000,000	2,211,020
5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,400,000	2,653,224
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	3,625,000	4,025,273
Series 2012:
5% 2/15/21	955,000	1,117,283
5% 2/15/24	1,800,000	2,133,306
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,340,148
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,238,873

TOTAL OKLAHOMA		28,486,068

Oregon - 0.1%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,243,805
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	971,504
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,098,530

TOTAL OREGON		4,313,839

Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,118,420
5% 8/15/20	3,000,000	3,381,090
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,316,360
Mifflin County School District Series 2007, 7.75% 9/1/30 (Pre-Refunded to 9/1/17 @ 100)	400,000	437,176
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,118,455
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,650,516
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/23	2,160,000	2,445,012
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	1,700,000	1,819,119
5% 1/1/23	305,000	305,637
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	725,067
Series 2015 1, 5% 3/15/29	8,125,000	9,730,744
Series 2015, 5% 3/15/33	2,460,000	2,896,921
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.):
Ninth Series, 5.25% 8/1/40	3,800,000	4,232,516
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,175,705
5% 8/1/26	1,000,000	1,218,950
5% 8/1/27	1,000,000	1,209,710
5% 8/1/28	2,000,000	2,404,740
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,754,975
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	1,000,000	1,013,090
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,172,010
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,304,625

TOTAL PENNSYLVANIA		46,430,838

South Carolina - 4.7%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,065,440
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,518,369
(School Proj.):
5% 12/1/16 (Escrowed to Maturity)	1,000,000	1,025,450
5% 12/1/18 (Pre-Refunded to 12/1/16 @ 100)	1,880,000	1,927,846
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,326,329
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,821,974
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700,000	3,009,312
Series 2012 C, 5% 12/1/18	7,000,000	7,726,950
Series 2013 E, 5.5% 12/1/53	14,000,000	16,262,820
Series 2014 A:
5% 12/1/49	29,450,000	33,509,656
5.5% 12/1/54	14,400,000	16,930,512
Series 2014 C, 5% 12/1/46	19,400,000	22,203,494
Series 2015 A, 5% 12/1/50	6,545,000	7,449,781
Series 2015 C, 5% 12/1/21	22,000,000	26,337,520
Series 2015 E, 5.25% 12/1/55	3,000,000	3,495,600
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,725,150

TOTAL SOUTH CAROLINA		153,336,203

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B, 5% 11/1/44	5,000,000	5,700,500
Tennessee - 0.1%
Jackson Hosp. Rev.:
5.75% 4/1/41	405,000	436,379
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	1,095,000	1,192,411
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	935,000	946,669

TOTAL TENNESSEE		2,575,459

Texas - 8.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43 (Pre-Refunded to 2/15/18 @ 100)	2,000,000	2,153,000
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19 (Pre-Refunded to 8/1/18 @ 100)	1,500,000	1,655,595
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,000,000	1,035,590
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	3,255,000	3,370,845
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (Pre-Refunded to 5/1/17 @ 100)	1,715,000	1,788,453
5% 5/1/20 (Pre-Refunded to 5/1/17 @ 100)	1,325,000	1,381,750
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	115,000	124,706
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	885,000	959,694
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,754,335
Central Reg'l. Mobility Auth.:
Series 2015 A, 5% 1/1/45	1,000,000	1,141,020
5% 1/1/40	2,000,000	2,295,720
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	4,088,262
Crowley Independent School District Series 2006, 5.25% 8/1/33 (Pre-Refunded to 8/1/16 @ 100)	500,000	505,760
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38	2,400,000	2,643,144
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,215,000	3,578,874
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,532,430
Series 2010 A, 5% 11/1/42	5,200,000	5,864,560
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	500,000	549,455
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33 (Pre-Refunded to 10/1/18 @ 100)	3,000,000	3,293,880
Freer Independent School District Series 2007, 5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	215,000	227,363
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,964,542
Granbury Independent School District 0% 8/1/19	1,000,000	966,930
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	27,390,000	30,887,703
5.25% 10/1/51	25,400,000	29,426,408
5.5% 4/1/53	2,300,000	2,626,830
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,878,392
Harris County Gen. Oblig. (Road Proj.) Series 2008 B, 5.25% 8/15/47	11,600,000	12,460,256
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,709,543
5% 7/1/26	3,000,000	3,511,140
Lewisville Independent School District 0% 8/15/18	1,025,000	1,004,910
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/30	4,500,000	5,356,260
5% 5/15/31	7,200,000	8,544,528
Series 2015 D:
5% 5/15/27	1,500,000	1,819,005
5% 5/15/29	2,150,000	2,570,562
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Pre-Refunded to 2/15/19 @ 100)	4,500,000	5,105,925
6% 2/15/49 (Pre-Refunded to 2/15/19 @ 100)	5,000,000	5,707,550
Mansfield Independent School District 5.5% 2/15/17	15,000	15,057
North Forest Independent School District Series A, 5% 8/15/18 (Pre-Refunded to 8/15/16 @ 100)	2,125,000	2,152,243
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,085,170
5% 6/1/25	2,100,000	2,278,416
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	1,000,000	1,014,190
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,227,102
Series 2009 A, 6.25% 1/1/39	3,000,000	3,375,780
Series 2011 A:
5.5% 9/1/41	5,370,000	6,386,487
6% 9/1/41	2,100,000	2,577,015
Series 2011 D, 5% 9/1/28	4,700,000	5,541,394
Series 2014 A, 5% 1/1/24	2,500,000	3,075,900
Series 2015 B, 5% 1/1/31	7,115,000	8,461,371
6% 1/1/24	150,000	162,095
6% 1/1/25	740,000	799,540
6% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	5,260,000	5,713,307
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	2,400,000	2,541,816
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	656,208
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,071,940
Series 2012, 5.25% 2/1/25	1,600,000	2,064,048
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,247,292
5% 5/15/26	7,000,000	8,394,120
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,305,856
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	1,005,000	1,062,164
Series 2015, 5% 9/1/30	5,000,000	5,759,500
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	785,000	880,252
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	1,015,000	1,138,160
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29 (Pre-Refunded to 4/1/17 @ 100)	1,020,000	1,059,637
Series 2014 A, 5% 10/1/44	3,000,000	3,558,000
Series 2016:
5% 4/1/41 (c)	3,000,000	3,625,290
5% 4/1/43 (c)	12,000,000	14,466,240
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	130,000	140,370
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	1,370,000	1,482,011
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16	4,035,000	4,027,011
0% 9/1/16 (Escrowed to Maturity)	20,000	19,963
0% 9/1/16 (Escrowed to Maturity)	1,505,000	1,502,216
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,514,771
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	1,200,000	1,247,748
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	1,525,000	1,585,680
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000,000	1,054,260
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	855,000	881,078
4.75% 8/15/27	1,230,000	1,266,839
Waller Independent School District 5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	5,100,000	5,535,234

TOTAL TEXAS		280,437,691

Utah - 0.1%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	2,001,098
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,785,000	1,951,148

TOTAL UTAH		3,952,246

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (Pre-Refunded to 6/1/18 @ 100)	3,900,000	4,280,679
Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,340,005
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (b)	6,000,000	6,190,740
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37 (c)	345,000	360,470
5% 6/15/28 (c)	1,000,000	1,213,150
5% 6/15/33 (c)	225,000	265,928
5% 6/15/36 (c)	1,000,000	1,165,690
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	3,000,000	3,590,280
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,642,354
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,846,725

TOTAL VIRGINIA		19,615,342

Washington - 2.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	855,720
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,260,520
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	7,700,000	8,338,561
Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,000,000	1,115,960
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,632,992
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	4,078,200
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,735,700
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,658,250
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,828,870
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,744,605
Series 2010 A, 5.25% 8/15/20	2,325,000	2,634,202
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,388,848
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500,000	1,635,015
Series 2012 A, 5% 10/1/24	6,700,000	8,100,300
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,542,496
Series 2015, 5% 1/1/26	2,000,000	2,407,140

TOTAL WASHINGTON		67,957,379

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	4,555,000	4,574,268
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,435,629
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,103,330
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	2,900,000	3,325,807

TOTAL WEST VIRGINIA		10,439,034

Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,475,000	1,482,021
5% 5/1/23	1,410,000	1,586,673
5% 5/1/25	775,000	867,465
Series 2015, 5% 12/15/44	10,000,000	11,193,600
Series 2016 A, 5% 11/15/39 (c)	9,590,000	11,448,542
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,130,840
5.75% 7/1/30	1,000,000	1,156,680
Series 2013 B:
5% 7/1/26	750,000	882,930
5% 7/1/36	1,900,000	2,143,086
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,201,180
Series 2012:
5% 10/1/24	1,400,000	1,664,390
5% 6/1/27	1,000,000	1,156,550
5% 8/15/32	1,000,000	1,132,010
5% 6/1/39	1,190,000	1,301,884

TOTAL WISCONSIN		39,347,851

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,947,126
TOTAL MUNICIPAL BONDS
(Cost $2,851,079,464)		3,083,177,715

Municipal Notes - 0.4%
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	5,240,000	$5,463,958
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 5/6/16, VRDN (b)	3,000,000	3,000,000
Series 2010 B1, 0.7% 5/6/16, VRDN (b)	2,500,000	2,500,000

TOTAL LOUISIANA		5,500,000

TOTAL MUNICIPAL NOTES
(Cost $10,931,920)		10,963,958
TOTAL INVESTMENT PORTFOLIO - 94.5%
(Cost $2,862,011,384)		3,094,141,673
NET OTHER ASSETS (LIABILITIES) - 5.5%		181,387,736
NET ASSETS - 100%		$3,275,529,409

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $2,862,086,793. Net unrealized appreciation aggregated $232,054,880, of which $234,076,790 related to appreciated investment securities and $2,021,910 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2016